Accrued Expenses and Other Liabilities	3 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Project Deposits	$3,995	$3,250
Value added taxes and other taxes payable	3,397	1,151
Contingent liabilities of GEM dispute (1)	1,550	-
Payroll payable	746	790
Other accrued expenses	1,009	898
Total accrued expenses and other liabilities	$10,697	$6,089

(1)	Contingent liabilities of GEM dispute represented the amount payable in connection with the GEM dispute, which was fully paid by the Group as of March 31, 2026.